UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     INVESTMENT COMPANY ACT FILE NUMBER 811-4401

                            NORTH TRACK FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                              MILWAUKEE, WI 53202
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                          DAVID G. STOEFFEL, PRESIDENT
                            NORTH TRACK FUNDS, INC.
                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                           MILWAUKEE, WISCONSIN 53202
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             CHARLES M. WEBER, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 978-6400

                  DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

                    DATE OF REPORTING PERIOD:  JUNE 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

(NORTH TRACK LOGO)
INDEX FUNDS WITH ADVICE

SEMIANNUAL REPORT
TO SHAREHOLDERS (Unaudited)

June 30, 2004

>  CASH RESERVE FUND

                            NORTH TRACK FUNDS, INC.
                               CASH RESERVE FUND

                               PRESIDENT'S LETTER
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                           JUNE 30, 2004 (UNAUDITED)

                                                                 August 10, 2004

DEAR SHAREHOLDER:

I'm pleased to provide you with the 2004 semiannual report for the North Track Cash Reserve Fund. The six months ended June 30, 2004 have been busy for us at North Track. We added a new director to the North Track Board--Cornelia Boyle. Ms. Boyle brings a wealth of industry experience to our organization. With her selection to the Board, four out of the five directors are independent. In furtherance of what we believe are good corporate governance practices, the Board of Directors maintains an Audit Committee, Governance Committee and Pricing Committee, all of the members of which are independent directors. In addition, we hired Jon Kiekhofer as North Track's Chief Compliance Officer. Together with outside counsel, he is actively reviewing our various codes, policies and procedures to determine how they can be improved and whether any new policies should be implemented to ensure compliance with the federal securities laws.

Over the past six months, we have bolstered our efforts to protect North Track shareholders from late trading, market timing, conflicts of interest and other detrimental activity, and we continue to seek ways to address potential issues before they arise. We understand the industry's need to restore confidence for mutual fund investors and fully support the efforts of the SEC and other regulatory and enforcement authorities. Too many people have lost sight of their fiduciary duties. At North Track, we continue to instill in our firm that the interests of our shareholders always come first.

Thank you for your continued confidence in North Track and as always, we welcome your questions or comments.

Best Regards,

/s/David G. Stoeffel

David G. Stoeffel
President and CEO

This report contains information for existing shareholders of the North Track Cash Reserve Fund. It does not constitute an offer to sell. If an investor wishes to receive more information about the Fund, the investor should obtain a prospectus, which includes a discussion of the Fund's investment objective and all sales charges and expenses of the Fund.

                          SEMIANNUAL REPORT COMMENTARY
                           JUNE 30, 2004 (UNAUDITED)

As of June 30, 2004, the average maturity of the Fund was 57 days as compared to 48 days for the period ended December 31, 2003. The average maturity was extended to benefit from increasing rates as the market priced in a higher probability of a Fed Funds increase on June 30, 2004. By June 30, most commercial paper and agency yields increased 25 basis points (bpts) across the yield curve.

For the six months ended June 30, 2004, the commercial paper weighting increased to 67.7% from 52.6% at year-end December 31, 2003. During the same time period, the agency weighting decreased to 23.3%, from 30.8%. As a sector, corporate bond weighting decreased from 18.7% at December 31, 2003 to 4.8% at June 30, 2004. The decrease in corporate bond weighting was the result of a decrease in supply, while the increase in commercial paper weighting was a reaction to changes in the yield curve.

As we continue through 2004, the actions of the Federal Reserve will be monitored and various economic data digested. With the Federal Reserve increasing the Fed Funds rate 25 basis points on June 30, 2004 and additional increases probable, we continue to revisit our interest rate outlook. Given additional increases in Fed Funds, the portfolio average maturity will most likely increase to add incremental yield as opportunities arise.

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this semiannual report for the North Track Cash Reserve Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on these reports include the accuracy of the adviser's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2004 (UNAUDITED)

    PRINCIPAL                                                                       MATURITY     INTEREST
     AMOUNT         DESCRIPTION                                                       DATE         RATE          VALUE
    ---------       -----------                                                     --------     --------        -----
U.S. GOVERNMENT AGENCY SECURITIES -- 23.2%

FEDERAL HOME LOAN BANK ("FHLB")
       $2,000,000   FHLB Note                                                       01/14/05       4.125%     $  2,023,831
        2,385,000   FHLB Note                                                       12/15/04       3.875%        2,407,929
        2,000,000   FHLB Discount Note                                              11/24/04       1.670%        1,986,454
        1,210,000   FHLB Note                                                       11/15/04       3.375%        1,219,261
        1,575,000   FHLB Note                                                       08/13/04       4.625%        1,581,304
        3,070,000   FHLB Note                                                       02/15/05       1.875%        3,070,754
                                                                                                              ------------
                    Total Federal Home Loan Bank                                                                12,289,533
                                                                                                              ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC")
        3,927,000   FHLMC Note                                                      01/15/05       6.875%        4,035,520
        1,689,000   FHLMC Note                                                      07/15/04       3.000%        1,690,221
          968,000   FHLMC Note                                                      07/15/04       6.250%          969,914
                                                                                                              ------------
                    Total Federal Home Loan Mortgage Corporation                                                 6,695,655
                                                                                                              ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA")
        3,900,000   FNMA Discount Note                                              12/08/04       1.750%        3,869,667
        4,000,000   FNMA Discount Note                                              12/01/04       1.540%        3,973,820
        1,000,000   FNMA Discount Note                                              11/03/04       1.400%          995,139
        4,000,000   FNMA Discount Note                                              09/29/04       1.495%        3,985,050
        2,500,000   FNMA Discount Note                                              09/08/04       1.320%        2,493,675
        4,000,000   FNMA Discount Note                                              08/25/04       1.175%        3,992,820
#<F2>   3,959,000   FNMA Note                                                       08/15/04       6.500%        3,984,804
                                                                                                              ------------
                    Total Federal National Mortgage Association                                                 23,294,975
                                                                                                              ------------
                    TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                     42,280,163
                                                                                                              ------------

CORPORATE SECURITIES -- 73.2%

BONDS AND NOTES -- 5.2%
\<F1>     106,074   Bear Stearns & Company Master Note                              07/07/04       1.650%          106,074
\<F1>     106,074   CSFB Bank Medium Term Floating Rate Note                        11/09/04       1.621%          106,496
\<F1>     212,148   First Tennessee Bank Medium Term Floating Rate Note             06/07/05       1.080%          212,105
\<F1>     106,074   General Electric Cap Corp Medium Term Floating Rate Note        09/24/04       1.580%          106,219
\<F1>     106,074   Lehman Brothers Medium Term Floating Rate Note                  05/16/05       1.590%          106,074
        1,050,000   Merrill Lynch & Company Global Notes                            11/15/04       6.000%        1,067,642
        1,975,000   Nationsbank Corporation Senior Notes                            07/15/04       6.125%        1,978,760
        1,700,000   Newcourt Credit Group Global Notes                              02/16/05       6.875%        1,750,544
        2,150,000   Norwest Financial Inc Global Notes                              07/15/04       6.625%        2,154,452
        1,850,000   Wells Fargo & Company Global Notes                              07/15/04       6.625%        1,853,827
                                                                                                              ------------
                    Total Bonds and Notes                                                                        9,442,193
                                                                                                              ------------

COMMERCIAL PAPER -- 67.9%
        4,000,000   American General Finance Corporation                            08/03/04       1.180%        3,995,673
        3,500,000   American General Finance Corporation                            07/07/04       1.060%        3,499,382
        4,500,000   American Express Credit Corporation                             07/13/04       1.160%        4,498,260
        4,000,000   American Express Credit Corporation                             07/08/04       1.080%        3,999,160
        4,000,000   AMRO North America Finance, Inc.                                09/17/04       1.460%        3,987,347
        3,500,000   AMRO North America Finance, Inc.                                07/29/04       1.070%        3,497,031
          600,000   AMRO North America Finance, Inc.                                07/06/04       1.100%          599,908
          300,000   CIT Group Holding, Inc.                                         10/25/04       1.250%          298,792
          900,000   CIT Group Holding, Inc.                                         08/17/04       1.170%          898,625
        4,000,000   Citicorp                                                        07/28/04       1.140%        3,996,580
        4,000,000   Citicorp                                                        07/09/04       1.150%        3,998,978
\<F1>     106,074   Countrywide Home Loans                                          07/06/04       1.330%          106,047
        2,100,000   Danske Corporation                                              09/14/04       1.270%        2,094,444
        6,400,000   Danske Corporation                                              07/12/04       1.060%        6,397,927
        2,000,000   E I DuPont                                                      08/04/04       1.200%        1,997,733
        2,590,000   E I DuPont                                                      07/13/04       1.040%        2,589,102
        3,000,000   E I DuPont                                                      07/12/04       1.030%        2,999,056
          700,000   E I DuPont                                                      07/07/04       1.030%          699,879
\<F1>     106,074   Four Winds Funding                                              07/01/04       1.750%          106,069
        1,100,000   General Electric Capital Corporation                            12/14/04       1.820%        1,090,769
        3,500,000   General Electric Capital Corporation                            10/21/04       1.600%        3,482,578
        1,200,000   General Electric Capital Corporation                            08/24/04       1.190%        1,197,858
        3,000,000   General Electric Capital Corporation                            08/17/04       1.120%        2,995,613
        3,000,000   Household Finance Corporation                                   08/18/04       1.160%        2,995,360
        3,500,000   Household Finance Corporation                                   07/12/04       1.120%        3,498,802
        2,000,000   Household Finance Corporation                                   07/06/04       1.060%        1,999,706
        3,000,000   IBM Credit Corporation                                          07/01/04       1.010%        3,000,000
        4,200,000   Marshall & Ilsley Corporation                                   11/29/04       1.750%        4,169,171
        4,000,000   Marshall & Ilsley Corporation                                   07/22/04       1.160%        3,997,293
\<F1>     212,148   Morgan Stanley Dean Witter                                      02/18/05       1.580%          212,148
        1,000,000   Nestle Capital Corporation                                      08/26/04       1.160%          998,195
        3,100,000   Nestle Capital Corporation                                      08/02/04       1.050%        3,097,107
        5,000,000   Nestle Capital Corporation                                      07/26/04       1.040%        4,996,389
\<F1>     106,074   New York State Power Authority                                  08/03/04       1.302%          105,886
        3,500,000   Prudential Funding Corporation                                  07/14/04       1.030%        3,498,698
        2,500,000   Royal Bank of Scotland                                          08/26/04       1.20%/1.24%   2,495,200
        4,250,000   Royal Bank of Scotland                                          07/06/04       1.09%/1.05%   4,249,371
        2,500,000   Toyota Motor Credit                                             11/05/04       1.510%        2,486,683
        3,200,000   Toyota Motor Credit                                             09/02/04       1.140%        3,193,616
        1,500,000   Toyota Motor Credit                                             08/24/04       1.190%        1,497,322
        1,300,000   Toyota Motor Credit                                             07/13/04       1.060%        1,299,541
          350,000   UBS Finance (Delaware) LLC                                      09/23/04       1.460%          348,808
          300,000   UBS Finance (Delaware) LLC                                      09/20/04       1.460%          299,014
        6,100,000   UBS Finance (Delaware) LLC                                      08/03/04       1.060%        6,094,073
        1,350,000   UBS Finance (Delaware) LLC                                      07/02/04       1.350%        1,349,958
          800,000   Verizon Network Funding                                         07/20/04       1.180%          799,502
        3,800,000   Verizon Network Funding                                         07/07/04       1.080%        3,799,316
        4,000,000   Verizon Network Funding                                         07/06/04       1.080%        3,999,400
                                                                                                              ------------
                    Total Commercial Paper                                                                     123,507,370
                                                                                                              ------------

CERTIFICATE OF DEPOSIT -- 0.1%
\<F1>     106,074   CSFB Bank Floating Rate                                         08/06/04       1.150%          106,162
                                                                                                              ------------
                    Total Certificate of Deposit                                                                   106,162
                                                                                                              ------------
                    TOTAL CORPORATE SECURITIES                                                                 133,055,725
                                                                                                              ------------

SHORT TERM SECURITIES -- 4.9%
MONEY MARKET -- 4.0%
        7,260,000   AIM Liquid Assets - Cash Management Fund                                                     7,260,000
           13,362   Highmark U.S. Government Money Market Fund                                                      13,362
                                                                                                              ------------
                    Total Money Market                                                                           7,273,362
                                                                                                              ------------

REPURCHASE AGREEMENTS -- 0.9%
\<F1>     329,079   Bank of America Sec LLC Triparty Repurchase Agreement
                      dated 06-30-2004, collateralized by Bank of America
                      Structured Notes, due 07-25-2019                              07/01/04       1.550%          329,079
\<F1>   1,060,742   Bear Stearns & Company Triparty Repurchase Agreement
                      dated 06-30-2004, collateralized by FannieMae Strip,
                      due 03-01-2034                                                07/01/04       1.620%        1,060,742
\<F1>     212,148   Lehman Brothers Triparty Repurchase Agreement
                      dated 06-30-2004, collateralized by various asset backed
                      securities, due 08-25-2013 through 04-25-2044                 07/01/04       1.580%          212,148
                                                                                                              ------------
                    Total Repurchase Agreements                                                                  1,601,969
                                                                                                              ------------
TOTAL SHORT TERM SECURITIES                                                                                      8,875,331
                                                                                                              ------------
TOTAL INVESTMENTS, AT AMORTIZED COST -- 101.3%                                                                 184,211,219
LESS COLLATERAL HELD FOR SECURITIES ON LOAN -- (1.6)%                                                           (2,875,249)
OTHER ASSETS LESS OTHER LIABILITIES -- 0.3%                                                                        443,891
                                                                                                              ------------
NET ASSETS -- 100.0%                                                                                          $181,779,861
                                                                                                              ------------
                                                                                                              ------------

\<F1> Security purchased with cash received to collateralize loaned securities. #<F2> Loaned security.

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at amortized cost and value:
   U.S. government agency investments                             $ 42,280,163
   Corporate investments                                           133,055,725
   Short-term investments                                            8,875,331
                                                                  ------------
       Total investments                                           184,211,219
Receivables:
   Capital shares sold                                                  56,954
   Interest                                                            601,954
   Due from advisor                                                      1,614
                                                                  ------------
       Total receivables                                               660,522
                                                                  ------------
Other assets                                                            39,884
                                                                  ------------
       Total assets                                                184,911,625
                                                                  ------------

LIABILITIES:
Payables:
   Capital shares redeemed                                              58,802
   Dividends payable (Retail Class X)                                       27
   Dividends payable (Retail Class B)                                       22
   Dividends payable (Retail Class C)                                       --
   Dividends payable (Institutional Class Y)                            13,437
   Management fees                                                      30,107
   Administration fees                                                  22,520
   Distribution and shareholder servicing fees                          85,595
   Accrued expenses                                                     46,005
   Collateral on securities loaned, at value                         2,875,249
                                                                  ------------
       Total liabilities                                             3,131,764
                                                                  ------------
NET ASSETS                                                        $181,779,861
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF:
Capital stock                                                     $181,763,633
Undistributed net investment income                                     21,432
Accumulated net realized loss                                           (5,204)
                                                                  ------------
       Net assets                                                 $181,779,861
                                                                  ------------
                                                                  ------------

                                                      RETAIL       RETAIL      RETAIL      INSTITUTIONAL
                                                      CLASS X     CLASS B      CLASS C        CLASS Y
                                                      -------     -------      -------     -------------
Net assets (in 000's)                                $141,794      $3,816        $212         $35,958
Shares issued and outstanding                         141,783       3,814         212          35,959
Net asset value and redemption price per share          $1.00       $1.00       $1.00           $1.00

  The accompanying notes to financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $1,039,165
Security lending revenue                                                 2,078
                                                                    ----------
       Total investment income                                       1,041,243
                                                                    ----------
EXPENSES:
Investment advisory fees                                  188,122
Administration fees                                       141,035
Custodian fees                                             12,855
Transfer agent fees                                        17,447
Accounting fees                                            44,571
Distribution and shareholder servicing fees
   Retail Class X                                         285,475
   Retail Class B                                          18,584
   Retail Class C                                           1,182
Audit fees                                                 11,466
Legal fees                                                 25,757
Registration fees                                          12,208
Communication                                              35,842
Director fees                                              20,631
Miscellaneous expenses                                      5,470
                                                          -------
       Total expenses                                     820,645
Less expenses absorbed by distributor                     (10,899)
                                                          -------
       Net expenses                                       809,746
NET INVESTMENT INCOME                                                  231,497
NET REALIZED LOSS ON INVESTMENTS                                        (6,011)
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  225,486
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX           FOR THE
                                                                             MONTHS ENDED          YEAR ENDED
                                                                             JUNE 30, 2004        DECEMBER 31,
                                                                              (UNAUDITED)             2003
                                                                             -------------        ------------
OPERATIONS:
Net investment income                                                         $    231,497        $    808,630
Net realized gain (loss) on investments                                             (6,011)              1,671
                                                                              ------------        ------------
   Net increase in net assets resulting from operations                            225,486             810,301
                                                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Investment income:
       Class X Shares                                                             (138,661)           (515,746)
       Class B Shares                                                               (1,919)             (6,755)
       Class C Shares                                                                 (122)                (63)
       Class Y Shares                                                              (90,797)           (286,034)
                                                                              ------------        ------------
       Total distributions                                                        (231,499)           (808,598)
                                                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                                    245,154,431         549,528,973
Net asset value of shares issued in distributions                                  151,880             595,438
Cost of shares redeemed                                                       (243,781,337)       (569,369,870)
                                                                              ------------        ------------
   Net increase (decrease) in net assets from capital share transactions         1,524,974         (19,245,459)
                                                                              ------------        ------------
       Total increase (decrease) in net assets                                   1,518,961         (19,243,756)
NET ASSETS:
   Balance at beginning of period                                              180,260,900         199,504,656
                                                                              ------------        ------------
   Balance at end of period                                                   $181,779,861        $180,260,900
                                                                              ------------        ------------
                                                                              ------------        ------------

  The accompanying notes to financial statements are an integral part of these statements.

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

                                                                                                                   DISTRIBUTIONS
                                                  NET ASSET                NET REALIZED                DIVIDENDS        FROM
                                                    VALUE,       NET      AND UNREALIZED  TOTAL FROM    FROM NET    NET REALIZED
                                                  BEGINNING  INVESTMENT   GAINS (LOSSES)  INVESTMENT   INVESTMENT   CAPITAL GAINS
                                                  OF PERIOD    INCOME     ON INVESTMENTS  OPERATIONS     INCOME    ON INVESTMENTS
                                                  ---------- ----------   --------------  ----------   ----------  --------------
CLASS X SHARES
For the six months ended June 30, 2004 (Unaudited)  $1.00       0.00(e)<F7>     --         0.00(e)<F7>   0.00(e)<F7>     --
For the year ended December 31, 2003                $1.00       0.00(e)<F7>     --         0.00(e)<F7>   0.00(e)<F7>     --
For the year ended December 31, 2002                $1.00       0.01            --         0.01         (0.01)           --
For the year ended December 31, 2001                $1.00       0.03            --         0.03         (0.03)           --
For the year ended December 31, 2000                $1.00       0.06            --         0.06         (0.06)           --
For the year ended December 31, 1999                $1.00       0.04            --         0.04         (0.04)           --

CLASS B SHARES
For the six months ended June 30, 2004 (Unaudited)  $1.00       0.00(e)<F7>     --         0.00(e)<F7>   0.00(e)<F7>     --
For the year ended December 31, 2003                $1.00       0.00(e)<F7>     --         0.00(e)<F7>   0.00(e)<F7>     --
For the year ended December 31, 2002                $1.00       0.01            --         0.01         (0.01)           --
For the year ended December 31, 2001                $1.00       0.03            --         0.03         (0.03)           --
For the year ended December 31, 2000                $1.00       0.05            --         0.05         (0.05)           --
For the period from December 15, 1999 (commencement
  of operations) through December 31, 1999          $1.00       0.00(e)<F7>     --         0.00(e)<F7>   0.00(e)<F7>     --

CLASS C SHARES
For the six months ended June 30, 2004 (Unaudited)  $1.00       0.00(e)<F7>     --         0.00(e)<F7>   0.00(e)<F7>     --
For the period from May 1, 2003 (commencement
  of operations) through December 31, 2003          $1.00       0.00(e)<F7>     --         0.00(e)<F7>   0.00(e)<F7>     --

CLASS Y SHARES
For the six months ended June 30, 2004 (Unaudited)  $1.00       0.00(e)<F7>     --         0.00(e)<F7>   0.00(e)<F7>     --
For the year ended December 31, 2003                $1.00       0.01            --         0.01         (0.01)           --
For the year ended December 31, 2002                $1.00       0.01            --         0.01         (0.01)           --
For the year ended December 31, 2001                $1.00       0.04            --         0.04         (0.04)           --
For the year ended December 31, 2000                $1.00       0.06            --         0.06         (0.06)           --
For the year ended December 31, 1999                $1.00       0.05            --         0.05         (0.05)           --

DISTRIBUTIONS                                                         RATIO       RATIO OF          RATIO OF         RATIO OF NET
IN EXCESS OF                                         NET ASSETS,     OF NET    NET INVESTMENT   EXPENSES (PRIOR   INVESTMENT INCOME
NET REALIZED               NET ASSET                   END OF      EXPENSES TO    INCOME TO    TO REIMBURSEMENTS)  (LOSS) (PRIOR TO
  CAPITAL       TOTAL     VALUE, END      TOTAL        PERIOD      AVERAGE NET   AVERAGE NET       TO AVERAGE     REIMBURSEMENTS) TO
   GAINS    DISTRIBUTIONS  OF PERIOD  RETURN(A)<F3>    (000S)     ASSETS(D)<F6> ASSETS(D)<F6>      NET ASSETS     AVERAGE NET ASSETS
 ---------- ------------- ----------  -------------  ----------- ----------------------------  ------------------ ------------------

     --       0.00(e)<F7>    $1.00     0.09%(c)<F5>    $141,794    0.92%(b)<F4>   0.18%(b)<F4>     0.92%(b)<F4>       0.18%(b)<F4>
     --       0.00(e)<F7>    $1.00     0.34%           $142,541    0.90%          0.34%            0.90%              0.34%
     --      (0.01)          $1.00     1.09%           $136,663    0.92%          1.06%            0.92%              1.06%
     --      (0.03)          $1.00     3.37%           $142,125    0.96%          3.23%            0.96%              3.23%
     --      (0.06)          $1.00     5.64%           $113,595    0.80%          5.50%            0.80%              5.50%
     --      (0.04)          $1.00     4.35%           $136,998    0.90%          4.26%            0.93%              4.23%


     --       0.00(e)<F7>    $1.00     0.05%(c)<F5>      $3,816    1.00%(b)<F4>   0.10%(b)<F4>     1.55%(b)<F4>      (0.45)%(b)<F4>
     --       0.00(e)<F7>    $1.00     0.10%             $3,974    1.16%          0.10%            1.53%             (0.27)%
     --      (0.01)          $1.00     0.47%             $7,521    1.52%          0.45%            1.54%              0.43%
     --      (0.03)          $1.00     2.75%             $6,674    1.60%          2.40%            1.60%              2.40%
     --      (0.05)          $1.00     5.05%             $3,332    1.40%          4.94%            1.40%              4.94%

     --       0.00(e)<F7>    $1.00     0.15%(c)<F5>        $117    1.39%(b)<F4>   3.47%(b)<F4>     1.39%(b)<F4>       3.47%(b)<F4>


     --       0.00(e)<F7>    $1.00     0.05%(c)<F5>        $212    1.01%(b)<F4>   0.10%(b)<F4>     1.56%(b)<F4>      (0.45)%(b)<F4>

     --       0.00(e)<F7>    $1.00     0.08%(c)<F5>        $129    1.01%(b)<F4>   0.10%(b)<F4>     1.51%(b)<F4>      (0.40)%(b)<F4>


     --       0.00(e)<F7>    $1.00     0.28%(c)<F5>     $35,958    0.55%(b)<F4>   0.55%(b)<F4>     0.55%(b)<F4>       0.55%(b)<F4>
     --      (0.01)          $1.00     0.72%            $33,617    0.53%          0.73%            0.53%              0.73%
     --      (0.01)          $1.00     1.49%            $55,321    0.54%          1.43%            0.54%              1.43%
     --      (0.04)          $1.00     3.78%            $62,250    0.56%          3.57%            0.56%              3.57%
     --      (0.06)          $1.00     6.01%            $32,800    0.50%          6.00%            0.50%              6.00%
     --      (0.05)          $1.00     4.67%            $10,536    0.58%          4.54%            0.62%              4.50%

(a)<F3>   Excludes sales charge.
(b)<F4>   Annualized.
(c)<F5>   Not annualized.
(d)<F6>   After expense reimbursement from the Advisor, where applicable.
(e)<F7>   Number rounds to less than one cent.

  The accompanying notes to financial statements are an integral part of these statements.

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES --

North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with 10 funds: Cash Reserve Fund, Wisconsin Tax-Exempt Fund, Tax-Exempt Fund, Government Fund, S&P100 Index Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and Strategic Allocation Fund. This report presents information only for the Cash Reserve Fund (the "Fund"). Information regarding the other funds is presented in separate reports. The assets and liabilities of each fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

The following is a summary of the significant accounting policies of the Fund:

     a) Valuation of Investments

        Money market investments are valued at amortized cost, which the Board of Directors has determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     b) Security Transactions

        Security transactions are recorded on a trade date basis. Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of expected maturity. Premiums are amortized on the investments of the Fund, accrued ratably to the date of expected maturity.

     c) Federal Income Taxes

        Provision has not been made for Federal income taxes because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income or excise taxes is necessary.

        The character of distributions made during the year from net investment income or net realized gains for financial reporting purposes may differ from their characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Permanent differences between book and tax amounts for the year ended December 31, 2004 that relate to the six months ended June 30, 2004 are not estimable at June 30, 2004.

        There is no difference between cost basis of investments for financial reporting and Federal income tax purposes.

     d) Expense Allocation

        Expenses associated with a specific North Track fund are accrued to that fund. Common expenses are allocated between the funds based upon the ratio of the net assets of the funds, or other equitable means. Expenses directly attributed to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

     e) Distributions to Shareholders

        Dividends from net investment income of the Fund are declared daily and paid monthly. Generally, payment is made or reinvestment is credited to shareholders as of the last business day of the month. There is no difference between unrealized appreciation (depreciation) for financial reporting and tax purposes. Net realized capital gains, if any, are distributed at least annually. Any short-term capital gains are included in ordinary income for tax purposes.

     f) Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES -

North Track has an Investment Advisory Agreement (the "Agreement") with B.C. Ziegler and Company ("BCZ") (with whom certain officers and directors of North Track are affiliated), to serve as the investment advisor for the Fund. BCZ is a wholly owned subsidiary of the Ziegler Companies, Inc. Under the Agreement the Fund pays BCZ a monthly fee at an annual rate of .20% of the average daily net assets of the Fund.

North Track has an Administrative Services Agreement with BCZ to provide general office facilities and supervise the overall administration of the Fund. For these services the Fund pays BCZ a monthly fee at an annual rate of .15% of the first $200 million of the Fund's average daily net assets and .10% of average daily net assets over $200 million.

North Track also has an Accounting and Pricing Agreement with BCZ to provide fund accounting and pricing services to the Fund. Under the Accounting and Pricing Agreement the Fund pays BCZ a monthly fee based on a $13,000 annual base fee plus .05% annually of the first $100 million of average daily net assets, ..03% of the next $100 million of average daily net assets, and .01% of the next $300 million of average daily net assets. There is no additional charge for assets in excess of $500 million.

The fees for the above mentioned services are reflected in the Statement of Operations.

North Track has adopted a 12b-1 Distribution Plan (the "Plan") pursuant to the Investment Company Act of 1940 and a Distribution Agreement with BCZ. Under the Plan, the Fund pays a fee of .15% of average daily net assets of Class X shares and 1.00% of the average daily net assets of Class B and Class C shares as compensation for services provided and expenses incurred, including amounts paid to brokers or dealers as compensation for sales support and distribution activities. There are no 12b-1 fees for Class Y shares. Fees incurred under the Plan during the six months ended June 30, 2004 are reflected in the Statement of Operations. BCZ reimbursed the Cash Reserve Class B shares $10,138, Class C shares $649, and Class X shares $112 of class specific expense.

3.  LINE OF CREDIT --

North Track has an available line of credit of $15,000,000. However, the Fund's borrowings, by investment restriction, cannot exceed 10% of the total assets of the Fund. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current prime rate. North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line. The Fund's policies allow borrowings for temporary or emergency purposes. The average interest rate on outstanding borrowings was 3.50% for the six months ended June 30, 2004. The Fund had no outstanding borrowings at June 30, 2004. Total available capacity under the North Track line of credit was $15,000,000 at June 30, 2004.

4.  SECURITIES LENDING --

The Fund may lend securities from time to time in order to earn additional income. The Fund receives initial collateral in the form of cash or U.S Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The Fund also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Fund. The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government and securities meeting pre-established rating criteria. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. As with other extensions of credit, there is risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems credit worthy.

The value of the cash collateral at period end is reported on the Fund's Statement of Assets and Liabilities. Earnings from the cash collateral are recorded on the Statements of Operations.

5.   CAPITAL SHARE TRANSACTIONS --

     a) North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are divided into 10 mutual fund series as described in Note 1. The authorized shares of common stock may be allocated to any of the above funds or to new funds as determined by the Board of Directors. The shares of each fund have equal rights and privileges with all other shares of that fund. The Fund has designated four classes of shares: Class X (Retail Shares); Class B (CDSC Retail Shares); Class C (CDSC Retail Shares); and Class Y (Institutional Shares).

     b) Capital share activity, in thousands, for the twelve months ended December 31, 2003 and six months ended June 30, 2004, was as follows:

                                                   CLASS X        CLASS B        CLASS C        CLASS Y
                                                   -------        -------        -------        -------
                                                                                (INCEPTION
                                                                                5/1/2003)
          SHARES OUTSTANDING
             AT DECEMBER 31, 2002                  136,645          7,519             --         55,323
             Shares issued                         284,583          2,686            733        261,527
             Shares reinvested                         514              6             --             76
             Shares redeemed                      (279,217)        (6,239)          (604)      (283,309)
                                                  --------         ------           ----       --------
          SHARES OUTSTANDING
             AT DECEMBER 31, 2003                  142,525          3,972            129         33,617
             Shares issued                         139,202          1,204            715        104,032
             Shares issued in distributions            138              2             --             12
             Shares redeemed                      (140,082)        (1,364)          (632)      (101,702)
                                                  --------         ------           ----       --------
          SHARES OUTSTANDING
             AT JUNE 30, 2004                      141,783          3,814            212         35,959
                                                  --------         ------           ----       --------
                                                  --------         ------           ----       --------

     c) A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from purchase of Class B shares until the redemption. Class B shares convert to Class X shares after eight years.

          YEAR SINCE PURCHASE                            CDSC %
          -------------------                            ------
          One year or less                                 5%
          More than 1 year, but less than 3 years          4%
          3 years, but less than 4 years                   3%
          4 years, but less than 5 years                   2%
          5 years, but less than 6 years                   1%
          Over 6 years                                    None

     d) A CDSC of 1.00% is imposed on redemptions made in Class C shares within eighteen months from the date of purchase.

NORTH TRACK FUNDS, INC.

1-800-826-4600

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

OFFICERS AND DIRECTORS
Marcia L. Wallace, Director
James G. DeJong, Director
Brian J. Girvan, Director
Cornelia Boyle, Director
John J. Mulherin, Director
David G. Stoeffel, President and CEO
Franklin P. Ciano, CFO and Treasurer
Jon Kiekhofer, Chief Compliance Officer
S. Charles O'Meara, Secretary
Michael T. Karbouski, Assistant Treasurer

INVESTMENT ADVISOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

DISTRIBUTOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

ACCOUNTING/PRICING AGENT
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

250 East Wisconsin Avenue o Suite 2000 o Milwaukee, Wisconsin 53202-4298

(NORTH TRACK LOGO)
INDEX FUNDS WITH ADVICE

SEMIANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.

A05 NT865-08/04

ITEM 2.  CODE OF ETHICS

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant because it is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  SCHEDULE OF INVESTMENTS

     The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS

     There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

ITEM 10.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  The Registrant's management, with
          -----------------------------------
the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940), as of a date within 90 days of the filing date of the report on Form N-CSR. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

     (b)  Changes in Internal Control Over Financial Reporting.  There were no
          -----------------------------------------------------
changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.    DESCRIPTION OF EXHIBIT
----------     ---------------------
11(b)(1)       Certification of Principal Executive Officer Required by
               Section 302 of the Sarbanes-Oxley Act of 2002

11(b)(2)       Certification of Principal Financial Officer Required by
               Section 302 of the Sarbanes-Oxley Act of 2002

11(c) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 3rd day of September, 2004.

                                   NORTH TRACK FUNDS, INC.

                                   By:  /s/ David G. Stoeffel
                                        -------------------------------
                                        David G. Stoeffel, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 3rd day of September, 2004.

                                   By:  /s/ David G. Stoeffel
                                        -------------------------------
                                        David G. Stoeffel, President
                                        (Principal Executive Officer)

                                   By:  /s/ Franklin P. Ciano
                                        -------------------------------
                                        Franklin P. Ciano, Chief Financial
                                        Officer and Treasurer (Principal
                                        Financial Officer)